FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2015
FINANCIAL INFORMATION OF PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY -

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Cost of revenue	(127,706)	—	—	—

Gross loss	(127,706)	—	—	—

Operating expenses:
Product development	(1,284,261)	632,437	(70,941)	(10,951)
Sales and marketing	(14,536,253)	0	(120,735)	(18,638)
General and administrative	(32,056,416)	(9,392,137)	(38,475,787)	(5,939,640)

Total operating expenses	(47,876,930)	(8,759,700)	(38,667,463)	(5,969,229)

Loss from operations	(48,004,636)	(8,759,700)	(38,667,463)	(5,969,229)
Interest income (expenses), net	869	32	(5,858,848)	(904,450)
Fair value change on convertible bonds and warrants	—	—	(7,129,161)	(1,100,553)
Other income (expenses), net	(69,198)	9,756	(2,267,335)	(350,016)

Loss before income tax expense and share of loss in equity method investments	(48,072,965)	(8,749,912)	(53,922,807)	(8,324,248)
Income tax expense	—	—	—	—
Equity in income (loss) of subsidiaries and VIEs	(478,188,607)	(77,872,558)	(250,905,547)	(38,733,141)

Net loss	(526,261,572)	(86,622,470)	(304,828,354)	(47,057,389)
Other comprehensive income (loss)
Unrealized loss on available-for-sale investment	(16,600)	—	—	—
Currency translation adjustments	(2,259,470)	348,437	5,266,016	812,933

Total comprehensive loss	(528,537,642)	(86,274,033)	(299,562,338)	(46,244,456)

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY -

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	2,754,295	28,984	4,474
Prepayments and other current assets, net	55,258	912,003	140,791
Amounts due from intercompany	1,188,956,211	1,425,500,136	220,059,300

Total current assets	1,191,765,764	1,426,441,123	220,204,565

Investments in subsidiaries	(1,092,897,996)	(1,420,228,235)	(219,245,461)

Total assets	98,867,768	6,212,888	959,104

LIABILITIES
Current liabilities:
Accounts payable	164,162	148,204	22,879
Other payables and accruals	676,958	3,829,603	591,189
Warrants		64,414,941	9,943,953

Total current liabilities	841,120	68,392,748	10,558,021
Convertible notes	—	135,182,536	20,868,587

Total liabilities	841,120	203,575,284	31,426,608

SHAREHOLDERS’ EQUITY
Ordinary shares	1,885,153	1,917,620	296,030
Additional paid-in capital	2,075,900,461	2,080,041,288	321,103,042
Statutory reserves	28,071,982	28,071,982	4,333,567
Accumulated other comprehensive loss	(8,638,604)	(3,372,588)	(520,638)
Accumulated deficit	(1,999,192,344)	(2,304,020,698)	(355,679,505)

Total shareholders’ equity	98,026,648	(197,362,396)	(30,467,504)

Total liabilities, and shareholders’ equity	98,867,768	6,212,888	959,104

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY –

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net loss	(526,261,572)	(86,622,470)	(304,828,354)	(47,057,389)
Adjustments for:
Employee share-based compensation expense	24,683,804	2,337,019	33,184,307	5,122,772
Fair value change on warrants liability	—	—	7,129,161	1,100,553
Amortization of discount on convertible note	—	—	2,609,771	402,879
Equity in income (loss) of subsidiaries and VIEs	478,188,607	77,872,558	250,905,547	38,733,141
Change in prepayments and other current assets	14,253,727	(199)	(856,745)	(132,259)
Change in accounts payable	(31,607)	(27,382)	(15,958)	(2,463)
Change in amounts due from intercompany	32,990,799	4,294,984	(236,543,924)	(36,516,087)
Change in other payables and accruals	1,858,984	(1,702,034)	6,401,724	988,255

Net cash used in operating activities	25,682,742	(3,847,524)	(242,014,471)	(37,360,598)

Cash flows from financing activities:
Proceeds from stock option exercises	4,304,447	812,635	—	—
Proceeds from the issuance of convertible bonds	—	—	260,068,680	40,147,686
Payment for the issuance cost related to convertible bonds			(20,779,520)	(3,207,805)
Repurchase of ordinary shares	(29,030,699)

Net cash provided by (used in) financing activities	(24,726,252)	812,635	239,289,160	36,939,881

Net change in cash and cash equivalents	956,490	(3,034,889)	(2,725,311)	(420,717)
Cash and cash equivalents, beginning of year	4,832,694	5,789,184	2,754,295	425,191

Cash and cash equivalents, end of year	5,789,184	2,754,295	28,984	4,474

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY -

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1) Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2) As disclosed in Note 1 to the consolidated financial statements, the Company was incorporated in December, 1999 in the Cayman Islands to be the holding company of the Group principally engaged in the development and operation of online games and internet related businesses, including massively multiplayer online games (“MMOGs”), mobile games and TV games.

3) The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures . Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’ profit or loss as “Equity in income/loss of subsidiaries” on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

4) As of December 31, 2014 and 2015, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company. No dividend was paid by the Company’s subsidiaries to the Company in 2013, 2014 and 2015.

5) Translations of balances in the additional financial information of Parent Company — Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2014 and 2015 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.4788, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2015. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2015, or at any other rate.